Cover	Dec. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2022
Current Fiscal Year End Date	--01-31
Entity File Number	333-223963
Entity Registrant Name	PINEAPPLE EXPRESS CANNABIS COMPANY
Entity Central Index Key	0001710495
Entity Tax Identification Number	36-4864568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10351 Santa Monica Blvd. #420
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	888
Local Phone Number	245-5703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false